Tax - Current and deferred tax assets and liabilities (Details) - GBP (£) £ in Millions		Jun. 30, 2019	Dec. 31, 2018
Tax
Current tax assets	[1]	£ 2,041	£ 1,713
Deferred tax assets	[1]	2,677	2,970
Total		4,718	4,683
Current tax liabilities	[1]	(613)	(621)
Deferred tax liabilities	[1]	(332)	0
Total		£ (945)	£ (621)

[1]	For notes to the Financial Statements see pages 19 to 44